Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Food and beverage consumables and other merchandise held for sale	¥ 456,781	¥ 258,733
Supplies	187,331	90,395
Total	¥ 644,112	¥ 349,128